Equity Linked Securities, lower strike call option and upper strike warrant	12 Months Ended
Dec. 31, 2025
Equity Linked Securities, lower strike call option and upper strike warrant
Equity Linked Securities, lower strike call option and upper strike warrant

29Equity Linked Securities, lower strike call option and upper strike warrant

(a)Equity Linked Securities

In January 2025, the Company issued equity linked securities (“Equity Linked Securities”) at the issue price of USD550,000,000 (equivalent to approximately RMB3,953,345,000) (equal to 100 per cent of the principal amount of the securities). The holders of Equity Linked Securities have the right to require the Company to exchange their securities for cash with the settlement amount (the “Cash Settlement Amount”).

The Cash Settlement Amount will be in USD and equal to the number of cash settled shares underlying the exercised Equity Linked Securities multiplied by the higher of the applicable exercise price per share (subject to adjustments pursuant to the terms and conditions of the Equity Linked Securities), and the volume weighted average price per share over a specified period of trading days. The cash settled shares are a notional concept used to calculate the Cash Settlement Amount, and no physical shares will be delivered to the holders of Equity Linked Securities.

The Equity Linked Securities carry interest at a rate of 0.5% per annum, which is payable semi-annually in arrears. The maturity date of the Equity Linked Securities is seven years from issue date.

The proceeds from the Equity Linked Securities have been split between liability and derivative component as the cash settlement option is not clearly and closely related to the host contract economically and is separately accounted for as an embedded derivative.

At initial recognition, the derivative component was recognized as financial liability at FVTPL by using the binomial option pricing model with the assistance of an independent third-party valuation firm and was subsequently re-measured at each balance sheet date, with any resulting fair value changes recognized as “other expenses” in the consolidated statements of profit or loss.

The remainder of the proceeds was allocated to the liability component and was subsequently carried at amortized cost calculated using the effective interest method by applying an effective interest rate of approximately 8.83%.

Issuance cost associated with the issuance of Equity Linked Securities is allocated to the liability and derivative components in proportion to the allocation of proceeds.

The movements during the year are as follows:

	Liability	Derivative
	component	component
	RMB’000	RMB’000

At January 1, 2025	—	—
Issuance of the Equity Linked Securities	2,352,383	1,600,962
Issuance cost	(65,740)	(44,741)
Interest expenses	192,342	—
Interest paid	(9,820)	—
Fair value changes for the year	—	(343,149)
Exchange adjustments	(53,498)	(29,022)

At December 31, 2025	2,415,667	1,184,050

(b)	Lower strike call option

In January 2025, the Company entered into an agreement, under which the lower strike call option (the “Lower Strike Call Option”) was granted by the counterparties to the Company, with an amount of USD168,029,906 (equivalent to approximately RMB1,207,782,000). Subject to the terms of the Lower Strike Call Option, the Lower Strike Call Option is exercisable at the discretion of the Company entitling the Company to receive cash settlement. The cash settlement will be in USD and be calculated on the difference between the exercise price of the Lower Strike Call Option and the volume weighted average price per share over a specified period of trading days, and multiplied by the number of shares underlying the Lower Strike Call Option being exercised.

At initial recognition, the Lower Strike Call Option was recognized as financial asset at FVTPL by using the binomial option pricing model with the assistance of an independent third-party valuation firm and was subsequently re-measured at each balance sheet date, with any resulting fair value changes recognized as “other expenses” in the consolidated statements of profit or loss.

The movements during the year are as follows:

As at December 31,
2025
RMB’000

At the beginning of year	—
Issuance of the lower strike call option	1,207,782
Fair value changes for the year	(413,481)
Exchange adjustments	(20,198)

At the end of year	774,103

The Group had used binomial option pricing model to determine the fair value of financial derivatives at the end of the reporting period, with the assistance of an independent third-party valuation firm.

Key inputs used to determine the fair value of financial derivatives were as follows:

As at December 31,
2025
RMB’000

Discount rate	7.4%
Risk-free interest rate	3.8%
Expected volatility	56.0%

Discount rate was derived based on yield of comparable bonds with similar credit ratings applicable for the Company, after adjustments for operating location risk premium, specific risk premium, etc.

The Company estimated the risk-free interest rate based on the market yield of US Government Bond with a maturity life equal to the time to maturity of the Equity Linked Securities as of the valuation date.

Under binomial option pricing model, volatility was estimated based on an average volatility derived by the daily stock prices of comparable companies for a period with length commensurate to the time to maturity of the Equity Linked Securities as of the valuation date.

(c)	Upper strike warrant

In January 2025, the Company entered into an agreement, under which the upper strike warrant (the “Upper Strike Warrant”) was granted by the Company to the warrant counterparties, with an amount of USD90,529,906 (equivalent to approximately RMB650,711,000). Subject to the terms of the Upper Strike Warrant, the warrant counterparties have the right to subscript newly allotted and issued shares at an applicable exercise price, subject to adjustments.

At initial recognition, the Upper Strike Warrant was recognized as an equity instrument and was subsequently measured at historical cost.